S000024426 [Member] Investment Objectives and Goals - iShares MSCI Peru and Global Exposure ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI PERU AND GLOBAL EXPOSURE ETFTicker: EPUStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI Peru and Global Exposure ETF (the “Fund”) seeks to track the investment results of an equity index with exposure to Peru, as defined by the index provider.